LICENSE ASSET	12 Months Ended
Dec. 31, 2024
LICENSE ASSET
LICENSE ASSET

7. LICENSE ASSET

License asset is as follows:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Total	—	9,000	1,233

In May 2024, the Group entered into an exclusive publishing license agreement with Wemade Co., Ltd. The Group will exclusively publish and service the new MIR M game in mainland China. According to the agreement, the total license fee is RMB 18.0 million. As of December 31, 2024, the Group has prepaid for the license fee of RMB 9.0 million (US$ 1.2 million), the remaining license fee of RMB 9.0 million will be paid after the close beta testing date. The license authorization period is five years after the commercial launch, so the license asset is classified as a long-term asset. The game is still under development and will be classified as license asset and amortized over the license authorization period after its commercial launch.